Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 203,907	$ 208,224
Less: allowance for doubtful debts	(16,034)	(7,787)	(7,821)	(7,609)
Total accounts receivable, net	187,873	200,437
Less: non-current portion	(2,172)
Current portion	$ 185,701	$ 200,437